Business Combinations - Summary of Final Allocation of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 193,877	$ 193,877	$ 127,268	$ 32,909
Avizia, Inc. [Member]
Business Acquisition [Line Items]
Cash		887
Accounts receivable		6,372
Inventory		3,768
Identifiable intangible assets		40,273
Other assets		1,398
Total assets acquired		52,698
Current liabilities		(4,785)
Deferred revenue		(4,117)
Other long-term liabilities		(351)
Total liabilities assumed		(9,253)
Goodwill		94,359
Total purchase consideration		137,804
Aligned Telehealth Inc [Member]
Business Acquisition [Line Items]
Cash	2,938	2,938
Accounts receivable	3,612	3,612
Identifiable intangible assets	14,100	14,100
Other assets	179	179
Total assets acquired	20,829	20,829
Current liabilities	(3,102)	(3,102)
Deferred tax liability	(1,388)	(1,388)
Total liabilities assumed	(4,490)	(4,490)
Goodwill	66,609	66,609
Total purchase consideration	$ 82,948	$ 82,948